Statements of Changes in Stockholders’ Deficit - USD ($)	Capital Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, Amount at Aug. 31, 2015	$ 22,170	$ 86,180	$ (228,141)	$ (119,791)
Beginning balance, Shares at Aug. 31, 2015	22,170,000
Net loss for the year			(93,867)	(93,867)
Ending balance, Amount at Aug. 31, 2016	$ 22,170	86,180	(322,008)	(213,658)
Ending balance, Shares at Aug. 31, 2016	22,170,000
Shares issued for settlement for due to related party, Shares	1,632,264
Shares issued for settlement for due to related party, Amount	$ 1,632	161,568		163,200
Common shares sold for cash, Amount	175	17,325
Net loss for the year			(30,267)	(30,267)
Ending balance, Amount at Aug. 31, 2017	$ 23,977	265,073	(352,275)	(63,225)
Ending balance, Shares at Aug. 31, 2017	23,977,264
Common shares sold for cash, Shares	850,000
Common shares sold for cash, Amount	$ 850	84,150		85,000
Net loss for the year			$ (44,517)	(44,517)
Ending balance, Amount at Feb. 28, 2018	$ 24,827,264			$ (22,742)
Ending balance, Shares at Feb. 28, 2018	24,827	349,223	(396,792)	(22,742)